Apr. 20, 2018
USA Mutuals Navigator Fund
USA Mutuals Navigator Fund
Supplement dated April 20, 2018

to the

Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”)

each dated October 13, 2017

for the USA Mutuals Navigator Fund (the “Fund”),

a series of USA Mutuals

This supplement makes the following amendments to disclosures in the Summary Prospectus, Prospectus and SAI.

Effective May 1, 2018, Mr. Jordan Waldrep has been added as a co-portfolio manager of the Fund.  Accordingly, the Summary Prospectus, Prospectus and SAI are revised as described below.

Summary Prospectus and Prospectus - Performance

The following replaces the first paragraph in the “Performance” section:

Simultaneous with the commencement of the Fund’s investment operations on October 13, 2017, the Goldman Navigator Fund, L.P., a limited partnership managed by Mr. Steven Goldman (the “Predecessor Partnership”), converted into the Institutional Class shares of the Fund by contributing all of its assets to the Fund in exchange for Institutional Class shares of the Fund.  From its inception in 2002 through 2012, the Predecessor Partnership was managed as a proprietary account of Mr. Goldman, and was converted to a limited partnership in 2012.  From its inception in 2002 through October 13, 2017, the Predecessor Partnership maintained investment policies, objectives, guidelines, and restrictions that were, in all material respects, equivalent to those of the Fund, and at the time of the conversion, the Predecessor Partnership was managed by the same portfolio manager as the Fund.  Mr. Goldman managed the Predecessor Partnership since its inception in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund.  The Fund’s performance for periods before October 13, 2017 is that of the Predecessor Partnership and includes the expenses of the Predecessor Partnership.  The performance includes gains or losses plus income and the reinvestment of all dividends and interest.  All returns reflect the deduction of all actual fees and expenses, paid by the Predecessor Partnership, without provision for state or local taxes.  If the Predecessor Partnership’s performance was adjusted to reflect the projected first year expenses of the Fund, the performance for all periods would have been lower than that stated.

Please retain this supplement with your Summary Prospectus, Prospectus and SAI.